Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investments [Line Items]
Net realized capital gains	$ 626,000	$ 2,075,000	$ 694,000
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	19,000	12,000
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	645,000	1,900,000	652,000
Gross losses realized on sales of fixed income securities	0	3,000	0
Unrealized losses related to securities with unrealized loss position less than 20% of amortized cost or cost	29,000
Fixed income and short-term securities
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	$ 9,900,000